Segment Reporting Information by Segment (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Dec. 31, 2010	Oct. 02, 2010	Jul. 03, 2010	Apr. 03, 2010	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net sales:
Net sales	$ 273,986	$ 284,155	$ 263,118	$ 277,786	$ 249,711	$ 249,811	$ 233,559	$ 242,527	$ 240,076	$ 838,910	$ 790,615	$ 1,074,770	$ 965,973	$ 946,126
Gross profit:
Gross profit	165,689	177,726	155,655	166,696	156,555	160,607	149,412	157,962	152,722	510,576	478,906	656,632	620,703	607,407
Operating (loss) income:
Operating (loss) income	22,529	(120,316)	8,889	7,243	11,919	32,895	21,445	15,969	17,571	72,759	28,051	(92,265)	87,880	78,857
Bracing And Vascular
Net sales:
Net sales	111,212		101,452							329,094	281,687	387,928	311,620	298,759
Gross profit:
Gross profit	57,306		52,997							169,148	149,593	203,217	170,786	168,009
Operating (loss) income:
Operating (loss) income	22,146		18,844							64,551	54,339	75,095	68,058	70,805
Recovery Sciences
Net sales:
Net sales	80,906		81,956							249,997	253,335	342,599	347,139	342,026
Gross profit:
Gross profit	61,656		61,573							189,167	191,836	258,920	265,196	257,466
Operating (loss) income:
Operating (loss) income	23,054		21,392							66,920	68,892	93,394	117,656	107,157
International
Net sales:
Net sales	64,671		64,475							206,649	207,423	279,299	244,493	241,464
Gross profit:
Gross profit	34,815		36,472							114,696	118,376	161,142	143,562	137,142
Operating (loss) income:
Operating (loss) income	10,604		11,723							39,502	40,790	57,501	56,356	49,051
Surgical Implant
Net sales:
Net sales	17,197		15,235							53,170	48,170	64,944	62,721	63,877
Gross profit:
Gross profit	12,670		10,698							39,858	34,239	46,860	46,031	49,799
Operating (loss) income:
Operating (loss) income	812		827							4,746	2,230	4,323	7,121	12,955
Expenses not allocated to segments and eliminations
Gross profit:
Gross profit	(758)		(6,085)							(2,293)	(15,138)	(13,507)	(4,872)	(5,009)
Operating (loss) income:
Operating (loss) income	$ (34,087)		$ (43,897)							$ (102,960)	$ (138,200)	$ (322,578)	$ (161,311)	$ (161,111)